Premises and Equipment	12 Months Ended
Sep. 30, 2016
Property, Plant and Equipment [Abstract]
Premises and Equipment
PREMISES AND EQUIPMENT

The following table provides a summary of premises and equipment by asset type.

		September 30, 2016	September 30, 2015
	Estimated Useful Life	(In thousands)
Land	—	$109,414	$113,347
Buildings	25 - 40	143,841	147,757
Leasehold improvements	7 - 15	18,365	10,193
Furniture, software and equipment	2 - 10	115,199	89,919
		386,819	361,216
Less accumulated depreciation and amortization		(104,868)	(84,969)
		$281,951	$276,247

The Company has non-cancelable operating leases for certain branch offices. Future minimum net rental commitments for all non-cancelable leases, including maintenance and associated costs, are as follows: $4,902,000 for 2017, $3,942,000 for 2018, $3,422,000 for 2019, $3,228,000 for 2020, $2,538,000 for 2021 and $13,159,000 thereafter.

Rental expense, including amounts paid under month-to-month cancelable leases, amounted to $5,300,000, $6,600,000 and $6,600,000 in 2016, 2015, and 2014, respectively.